UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

	Principal Amount	Value
Corporate Loans—94.6%
Consumer Discretionary—30.1%
Auto Components—0.1%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.063%, [LIBOR12+275], 3/7/24[1]	$18,417,848	$18,417,848

Distributors—2.8%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.052%-5.052%, [LIBOR12+275], 8/25/21[1]	29,740,420	29,733,728
Tranche B6, 5.311%-5.311%, [LIBOR4+300], 6/22/23[1]	19,431,353	19,378,402
Tranche B7, 5.487%-5.487%, [LIBOR4+300], 10/26/25[1]	9,692,122	9,629,559
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR4+350], 9/26/24[1]	50,524,338	48,521,553
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.813%, [LIBOR12+450], 8/21/22[1]	28,025,412	27,261,720
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.242%-7.449%, [LIBOR12+500], 9/25/24[1]	77,459,206	77,563,001
Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.034%, [LIBOR4+475], 12/12/22[1]	13,535,242	11,410,954
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%, [LIBOR12+250], 8/18/23[1]	10,565,676	10,412,474
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.567%, [LIBOR4+425], 6/23/23[1]	14,058,496	12,652,647
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.477%, [LIBOR4+500], 10/20/23[1]	5,406,898	5,428,877
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%-4.797%, [LIBOR12+250], 1/30/23[1]	25,264,020	25,141,742
Party City Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%-5.06%, [LIBOR12+275], 8/19/22[1]	12,513,213	12,571,275
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.777%, [LIBOR4+300], 1/26/23[1]	43,635,545	33,970,272
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.28%, [LIBOR12+300], 3/11/22[1]	87,391,489	74,332,579
United Natural Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.552%, [LIBOR12+425], 10/15/25[1]	46,210,000	43,495,163

		441,503,946

Diversified Consumer Services—0.8%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.795%, [LIBOR4+450], 5/8/20[1]	62,115,128	60,853,569
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.398%, [LIBOR4+500], 4/1/21[1]	59,988,552	56,064,401
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.148%, [LIBOR4+875], 4/1/22[1]	7,155,000	5,697,169

		122,615,139

Hotels, Restaurants & Leisure—7.4%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+350], 5/30/25[1]	28,678,125	28,767,744

1       OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.467%, [LIBOR52+250], 9/15/23[1]	$24,548,556	$24,610,050
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%, [LIBOR4+275], 12/23/24[1]	220,494,200	220,816,122
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.136%, [LIBOR4+375], 7/8/22[1]	14,960,714	14,811,107
CEOC LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.302%, [LIBOR12+200], 10/7/24[1]	39,243,969	39,096,804
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.31%, [LIBOR12+200], 12/27/24[1]	13,364,013	13,405,775
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%, [LIBOR12+225], 4/18/24[1]	53,725,311	53,683,405
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.802%, [LIBOR12+250], 2/1/24[1]	68,618,490	67,989,601
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.563%, [LIBOR4+225], 4/17/24[1]	37,354,455	37,436,261
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR12+300], 5/9/24[1]	42,690,272	42,890,489
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.492%, [LIBOR4+325], 4/18/25[1]	8,472,742	8,500,998
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.302%, [LIBOR12+200], 11/30/23[1]	10,463,625	10,478,536
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.386%, [LIBOR4+300], 12/1/23[1]	11,541,075	11,587,932
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.742%, [LIBOR4+275], 3/29/24[1]	27,830,150	27,951,907
LTI Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR12+350], 9/6/25[1]	47,492,000	47,506,960
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.449%-5.052%, [LIBOR6+275], 8/14/24[1]	118,215,864	117,234,081
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 5.398%, [LIBOR12+300], 3/31/24[1]	39,129,041	39,111,433
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.896%, [LIBOR4+350], 7/10/25[1]	112,912,013	113,539,239
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%, [LIBOR12+250], 6/8/23[1]	62,117,458	62,159,077
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+350], 11/15/20[1]	35,682,500	35,191,865
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.28%, [LIBOR12+350], 12/20/24[1]	3,725,111	3,721,032
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.86%-7.15%, [LIBOR12+475], 11/29/24[1]	103,873,914	104,636,868

2      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.052%, [LIBOR4+200], 5/30/25[1]	$13,580,000	$13,591,339
Wynn Resorts Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.67%, [LIBOR4+225], 10/18/24[1]	17,777,000	17,724,291

		1,156,442,916

Household Durables—2.6%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.742%, [LIBOR4+350], 9/27/24[1]	34,309,803	34,213,393
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.804%, [LIBOR12+450], 4/6/24[1]	29,590,838	29,683,309
Anastasia Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.027%, [LIBOR12+375], 8/11/25[1]	8,015,000	7,999,972
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.531%, [LIBOR4+225], 4/7/25[1]	51,406,163	50,484,964
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.052%, [LIBOR12+175], 12/16/24[1]	4,492,368	4,503,599
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.326%, [LIBOR12+325], 8/18/25[1]	19,000,000	19,110,865
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.256%, [LIBOR4+500], 5/1/24[1]	18,296,925	18,388,410
Libbey Glass, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.281%, 4/9/21[2]	4,575,000	4,569,281
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+350], 2/28/25[1]	7,955,025	7,935,138
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.476%, [LIBOR12+350], 9/7/23[1]	69,643,538	51,246,153
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.28%, [LIBOR12+400], 6/16/25[1]	38,034,675	38,296,163
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-5.777%, [LIBOR4+350], 11/8/23[1]	126,316,167	114,248,552
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.54%, [LIBOR12+425], 6/15/25[1]	27,531,000	27,617,034
Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR12+350], 12/16/24[1]	4,699,032	4,712,988

		413,009,821

Media—16.1%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.492%, [LIBOR4+325], 9/26/21[1]	4,459,700	3,324,506
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR4+325], 7/23/21[1]	13,904,326	12,705,078
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.04%-5.04%, [LIBOR4+275], 7/15/25[1]	44,123,925	43,165,995
Tranche B, 5.04%-5.04%, [LIBOR4+275], 1/31/26[1]	1,965,113	1,924,582
Tranche B13, 6.28%-6.28%, [LIBOR4+400], 8/14/26[1]	48,730,000	47,857,002
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%, [LIBOR12+225], 7/28/25[1]	41,124,583	41,111,835

3      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 10/3/23[1]	$16,853,117	$16,874,183
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.037%, [LIBOR4+275], 11/18/24[1]	44,327,834	44,194,850
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.813%, [LIBOR12+350], 4/9/21[1]	89,699,982	34,085,993
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 9.052%, [LIBOR4+675], 1/30/19[1,3]	395,239,541	286,878,693
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 9.802%, [LIBOR4+750], 7/30/19[1,3]	49,202,030	35,657,695
Cogeco Communications USA II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.677%, [LIBOR12+237.5], 1/3/25[1]	24,802,838	24,730,909
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.323%-4.323%, [LIBOR12+225], 7/17/25[1]	53,135,032	53,087,742
Tranche B, 4.658%-4.658%, 1/15/26[2]	36,970,000	36,952,809
Tranche B, 4.78%-4.78%, [LIBOR4+250], 1/25/26[1]	6,766,000	6,771,277
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.027%, [LIBOR4+550], 2/28/20[1]	42,287,482	37,759,339
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.148%, [LIBOR4+575], 8/13/21[1]	18,980	18,986
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.515%, [LIBOR12+250], 2/7/24[1]	26,161,282	26,203,401
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.084%, [LIBOR4+475], 11/3/23[1]	42,512,647	39,961,888
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 6.045%-6.045%, [LIBOR4+375], 11/27/23[1]	57,770,000	57,905,471
Tranche B4, 6.795%-6.795%, [LIBOR4+450], 1/2/24[1]	8,985,000	9,366,863
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.05%, [LIBOR6+275], 12/18/20[1]	78,338,473	78,558,996
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.936%, [LIBOR4+350], 1/7/22[1]	56,800,000	55,927,836
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%, [LIBOR4+225], 3/24/25[1]	39,322,400	39,248,867
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.148%, [LIBOR4+250], 10/4/24[1]	23,917,986	23,272,201
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.087%, [LIBOR4+575], 8/13/21[1]	56,476,557	56,494,347
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR6+300], 1/31/25[1]	23,329,756	23,326,139
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%, [LIBOR4+250], 7/3/25[1]	25,780,000	25,846,384
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2st Lien Term Loan, Tranche B, 6.81%, [LIBOR4+450], 7/3/26[1]	19,405,000	19,471,753
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.67%, 1/17/24[2]	16,869,130	16,879,673

4      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Media (Continued)
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.797%, [LIBOR4+650], 10/13/22[1,4]	$111,945,000	$111,385,275
NEP Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.474%, [LIBOR4+325], 10/20/25[1]	71,410,000	71,802,755
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.67%, 7/19/24[2]	105,453,034	105,518,942
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR12+300], 2/1/24[1]	98,934,148	98,315,810
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.408%-6.242%, 11/8/24[2]	48,984,383	49,290,535
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%, [LIBOR12+250], 7/2/21[1]	18,578,133	18,568,844
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.552%, [LIBOR12+325], 1/30/26[1]	31,495,000	31,528,542
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.052%-5.052%, [LIBOR4+275], 7/31/25[1]	15,386,591	14,886,527
Tranche B12, 5.967%-5.967%, [LIBOR4+300], 1/31/26[1]	53,417,697	52,271,621
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.56%, [LIBOR12+225], 1/3/24[1]	69,663,892	69,903,187
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.886%-4.886%, [LIBOR4+250], 5/3/25[1]	23,451,225	23,246,027
Tranche B, 5.065%-5.065%, [LIBOR4+275], 5/15/25[1]	9,125,000	9,045,156
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.063%, [LIBOR4+275], 12/6/23[1]	25,225,850	24,027,622
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.53%, [LIBOR12+225], 8/15/26[1]	49,435,000	49,336,624
Telesat LL, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.89%, [LIBOR4+250], 11/17/23[1]	21,090,258	21,137,711
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR12+300], 1/26/24[1]	56,690,025	56,911,682
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.53%, [LIBOR4+225], 1/15/26[1]	15,220,000	15,215,815
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 5.052%, [LIBOR12+275], 3/15/24[1]	160,109,583	154,030,222
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.78%, [LIBOR4+250], 1/15/26[1]	63,374,554	63,219,921
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.78%, [LIBOR12+250], 1/15/26[1]	76,510,000	76,533,718
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.54%, [LIBOR12+325], 8/18/23[1]	80,117,814	77,580,883
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.15%, [LIBOR6+275], 5/18/25[1]	27,272,253	27,272,253
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.427%, [LIBOR12+212.5], 11/1/23[1]	22,077,000	22,024,678

5      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.78%, [LIBOR12+250], 4/15/25[1]	$85,455,000	$83,910,828

		2,526,530,471

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.531%, [LIBOR12+325], 10/25/20[1]	48,647,243	44,424,175

Consumer Staples—3.5%
Beverages—3.5%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%, [LIBOR12+225], 2/16/24[1]	94,438,897	94,190,994
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.78%-7.00%, [LIBOR12+275], 4/6/24[1]	47,428,166	47,357,735
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.745%-5.186%, 10/4/23[2]	102,580,499	102,829,257
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR12+300], 5/17/25[1]	51,627,625	50,820,943
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.552%, [LIBOR12+225], 8/3/22[1]	27,427,524	27,337,562
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.128%-5.28%, [LIBOR12+325], 2/5/25[1]	36,870,225	36,839,438
JBS USA LUX SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.886%, [LIBOR4+250], 10/30/22[1]	27,948,131	27,990,054
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.037%, [LIBOR12+175], 4/3/25[1]	13,516,107	13,531,583
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.506%, [LIBOR12+325], 5/1/25[1]	7,216,913	7,271,039
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.53%, [LIBOR12+225], 5/15/24[1]	44,850,890	44,744,369
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR12+350], 4/19/24[1]	11,309,278	11,367,238
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.398%, [LIBOR4+325], 7/2/25[1]	50,830,000	50,766,463
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.564%, [LIBOR4+325], 3/28/25[1]	20,500,000	20,500,000
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%, [LIBOR4+325], 1/31/25[1]	11,462,400	11,493,922

		547,040,597

Energy—4.7%
Energy Equipment & Services—4.2%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.891%, [LIBOR4+550], 8/1/25[1]	36,345,000	36,398,064
Apergy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%, [LIBOR12+250], 5/9/25[1]	6,616,432	6,643,328
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.781%, [LIBOR12+650], 3/30/23[1]	8,041,514	8,081,721
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.842%, [LIBOR4+350], 10/31/24[1]	42,473,550	42,685,918

6      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.282%, [LIBOR12+400], 5/21/25[1]	$22,677,175	$22,572,293
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.67%, [LIBOR12+1,037.5], 12/31/21[1]	15,525,000	17,323,338
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.037%, [LIBOR12+475], 12/31/22[1]	22,800,000	23,199,000
Delek US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%, [LIBOR4+250], 3/31/25[1]	22,055,170	22,078,218
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24[2]	50,204,939	52,840,698
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.826%-6.052%, [LIBOR12+375], 10/2/23[1]	54,993,052	54,971,605
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.552%, [LIBOR12+525], 4/11/22[1]	62,917,646	63,429,166
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.598%, [LIBOR4+425], 7/18/25[1]	22,690,000	22,775,087
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.64%, [LIBOR4+525], 8/25/23[1]	3,084,343	2,548,439
HFOTCO LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.06%, [LIBOR4+275], 6/26/25[1]	14,513,625	14,583,145
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.508%, [PRIME4+500], 7/2/23[1]	9,039,390	9,129,784
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 11.321%, [LIBOR4+900], 8/7/20[1,4,5]	7,258,472	7,149,595
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.242%, [LIBOR12+400], 2/15/24[1]	37,033,135	36,199,889
Lucid Energy Group II Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.28%, [LIBOR12+300], 2/17/25[1]	10,844,490	10,681,877
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.302%, [LIBOR12+500], 5/12/25[1]	34,389,943	34,037,446
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, [LIBOR4+350], 12/31/23[1]	4,150,949	4,168,238
Northriver Midstream Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.646%, [LIBOR4+325], 9/21/25[1]	26,038,000	26,198,134
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.302%-8.386%, [LIBOR4+300], 2/21/21[1]	69,483,464	64,658,185
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%, [LIBOR4+350], 12/16/20[1]	5,454,067	4,948,684
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%, [LIBOR4+350], 12/16/20[1]	2,022,128	1,834,744
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.34%, [LIBOR4+400], 9/27/24[1]	25,813,798	26,019,534
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.00%-5.469%, [LIBOR4+300], 4/12/24[1]	50,974,000	47,933,656

		663,089,786

7      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels—0.5%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.82%, [LIBOR4+350], 12/16/20[1]	$39,320,197	$35,676,717
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.636%, [LIBOR4+425], 8/4/21[1]	40,801,003	36,601,967

		72,278,684

Financials—6.2%
Commercial Banks—5.3%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.992%-6.592%, [LIBOR4+375], 11/22/23[1]	65,976,519	66,168,859
Advisor Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.04%, [LIBOR12+375], 8/15/25[1]	7,230,000	7,294,745
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.046%, [LIBOR12+300], 5/9/25[1]	63,240,874	63,280,399
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.031%-5.052%, [LIBOR12+275], 1/25/24[1]	31,982,510	32,078,458
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.506%, [LIBOR4+425], 10/1/25[1]	78,735,000	79,350,314
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR4+300], 5/22/24[1]	13,538,471	13,589,241
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%, [LIBOR12+250], 3/25/24[1]	13,018,444	13,037,971
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 8/21/25[1]	54,885,000	54,953,606
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%, [LIBOR4+275], 7/3/24[1]	11,171,519	11,195,985
Forest City Enterprises LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.199%, 10/26/25[2]	19,500,000	19,605,592
GGP Nimbus LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.795%, [LIBOR12+250], 8/27/25[1]	56,490,000	55,683,040
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+300], 4/25/25[1]	80,852,363	80,725,829
Hudson River Trading LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.794%, [LIBOR12+350], 4/3/25[1]	3,910,000	3,934,437
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.813%, [LIBOR12+350], 12/20/24[1]	29,397,574	29,562,936
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.032%-5.032%, [LIBOR4+300], 10/1/21[1]	12,058,525	12,081,135
Tranche B, 5.024%-5.024%, [LIBOR4+300], 6/28/23[1]	12,002,157	12,024,661
Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.992%, [LIBOR12+300], 8/25/22[1]	10,821,799	10,871,417
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.302%, [LIBOR4+450], 2/28/25[1]	22,224,300	22,279,861
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR12+300], 1/8/24[1]	56,998,119	56,898,372
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR12+300], 10/24/22[1]	120,957,158	114,697,625

8      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Banks (Continued)
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.386%, [LIBOR4+300], 5/16/24[1]	$73,781,604	$73,468,033

		832,782,516

Consumer Finance—0.2%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.56%, [LIBOR12+525], 9/29/20[1]	24,794,166	24,282,786
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.08%, [LIBOR12+900], 9/29/21[1,4]	10,846,618	10,738,152

		35,020,938

Insurance—0.7%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 10/22/24[1]	49,565,950	49,510,188
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%, [LIBOR4+275], 3/1/21[1]	58,181,356	58,240,701

		107,750,889

Health Care—8.3%
Health Care Equipment & Supplies—8.3%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.565%, [LIBOR4+612.5], 1/16/23[1]	10,177,660	9,519,318
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.742%-4.742%, [LIBOR12+250], 2/11/22[1]	2,832,407	2,842,519
Tranche B4, 4.742%-4.742%, [LIBOR12+250], 2/16/23[1]	19,936,291	20,007,464
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.534%, [LIBOR12+325], 4/28/22[1]	2,722,449	2,649,964
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.272%-6.742%, [LIBOR4+425], 10/24/23[1]	24,250,168	24,416,888
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, [LIBOR4+300], 5/4/25[1]	50,794,215	51,181,521
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.802%, [LIBOR12+450], 6/30/25[1]	38,957,363	39,194,808
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.274%, [LIBOR4+300], 6/2/25[1]	32,983,597	33,041,648
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.636%, [LIBOR4+325], 9/1/24[1]	7,142,850	7,131,707
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.302%, [LIBOR4+400], 6/7/19[1]	9,425,004	9,416,757
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR12+275], 3/1/24[1]	106,572,375	106,579,302
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche H, 5.557%, [LIBOR4+300], 1/27/21[1]	52,190,484	51,200,170
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.03%, [LIBOR4+275], 6/1/22[1]	16,160,000	16,217,206
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.31%, [LIBOR4+300], 2/6/25[1]	31,282,800	31,217,732
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%-5.646%, [LIBOR12+325], 6/8/20[1]	54,511,716	54,489,093

9      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.563%, [LIBOR12+425], 4/29/24[1]	$46,638,614	$46,915,415
Enterprise Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR4+375], 10/10/25[1]	107,065,000	105,032,371
Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.537%, [LIBOR12+325], 5/20/24[1]	13,595,342	13,625,115
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.063%, [LIBOR4+375], 7/2/25[1]	73,790,052	74,205,121
GoodRX, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.283%, [LIBOR4+300], 10/10/25[1]	27,055,311	27,230,088
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR12+375], 4/30/25[1]	11,985,778	11,965,163
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, 3.75%, 4/30/25[2]	1,808,088	1,804,978
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%, [LIBOR4+250], 8/18/22[1]	34,573,049	34,512,546
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.636%, [LIBOR4+325], 2/2/24[1]	15,883,938	15,961,689
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 10.455%, [LIBOR4+525], 11/30/18[1,6]	35,035,976	19,795,327
LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.396%, [LIBOR4+600], 10/1/24[1]	36,175,000	35,406,281
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.136%-5.136%, [LIBOR4+275], 9/24/24[1]	16,413,024	16,221,976
Tranche B, 5.517%-5.517%, [LIBOR4+300], 2/24/25[1]	40,546,250	40,337,031
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.136%, [LIBOR4+300], 6/7/23[1]	60,882,577	60,802,212
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.386%, [LIBOR4+300], 1/31/21[1]	34,614,052	34,646,589
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.242%, [LIBOR4+575], 7/31/19[1,6]	13,364,588	4,009,376
One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.53%, [LIBOR12+525], 11/27/22[1]	23,810,975	22,475,894
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.544%, [LIBOR4+325], 6/30/25[1]	58,972,797	58,854,851
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+300], 9/27/24[1]	16,298,917	16,097,789
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.03%-7.00%, [PRIME4+175], 3/1/21[1]	31,294,717	31,386,097
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR12+300], 5/15/22[1]	2,247,186	2,252,568
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.57%, [LIBOR4+325], 9/2/24[1]	45,126,029	45,103,466
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR12+275], 2/6/24[1]	57,992,925	55,020,787
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR12+300], 6/23/24[1]	1,781,470	1,784,249
Vizient, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.052%, [LIBOR12+275], 2/13/23[1]	2,489,420	2,503,423

10      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
VVC Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.686%, [LIBOR12+425], 7/9/25[1]	$36,960,000	$36,775,200
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR4+300], 12/2/24[1]	21,140,250	21,108,540

		1,294,940,239

Industrials—15.6%
Aerospace & Defense—0.3%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.886%, [LIBOR4+350], 4/9/20[1]	18,952,580	17,586,384
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%, [LIBOR4+375], 7/11/25[1]	36,220,000	36,367,234

		53,953,618

Commercial Services & Supplies—8.6%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR12+375], 2/27/25[1]	13,513,855	13,576,356
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.75%, 2/27/25[2]	1,692,237	1,700,063
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.552%, [LIBOR12+325], 12/13/23[1]	30,200,855	30,134,866
AI Aqua ZIP Bidco Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 12/13/23[1]	11,793,282	11,767,514
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%, [LIBOR4+375], 7/28/22[1]	92,646,364	92,038,604
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.242%-5.242%, [LIBOR12+300], 8/4/22[1]	64,522,074	64,712,091
Tranche B6, 5.302%-5.302%, [LIBOR12+300], 11/3/23[1]	71,084,926	71,248,066
Tranche B7, 5.302%-5.302%, [LIBOR12+300], 11/3/24[1]	10,837,838	10,865,908
Asurion LLC, Sr. Sec. Credit Facilities 2st Lien Term Loan, 8.802%, [LIBOR12+650], 8/4/25[1]	27,940,000	28,725,812
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.045%, [LIBOR12+375], 2/28/25[1]	39,429,175	39,724,894
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.843%, [LIBOR4+250], 11/7/24[1]	25,968,763	26,071,599
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.386%, [LIBOR4+300], 6/15/25[1]	40,588,275	40,721,607
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.593%, [LIBOR4+325], 10/3/24[1]	42,613,845	42,787,070
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.742%, [LIBOR4+450], 12/8/23[1]	31,034,886	29,133,999
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 4/30/25[1]	34,355,000	34,526,775
CEVA Logistics Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.098%, [LIBOR4+375], 8/4/25[1]	26,620,000	26,703,321
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.886%, [LIBOR4+350], 12/20/19[1]	50,141,086	22,218,769
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.886%, [LIBOR4+750], 12/21/20[1]	9,500,000	617,500

11      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.052%, [LIBOR12+275], 8/14/23[1]	$21,326,994	$21,392,042
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.777%, [LIBOR4+525], 6/30/22[1]	15,555,577	15,568,488
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.029%, [LIBOR12+475], 1/5/24[1]	14,162,500	14,233,312
Frontdoor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%, [LIBOR12+250], 8/16/25[1]	4,450,000	4,461,125
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.821%, [LIBOR4+350], 5/24/24[1]	57,037,844	57,335,011
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%-5.886%, [LIBOR12+350], 5/23/25[1]	60,609,797	60,963,455
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR6+350], 5/1/24[1]	50,155,125	50,405,901
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.136%, [LIBOR4+375], 2/21/25[1]	46,819,562	47,102,586
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.027%, [LIBOR12+350], 4/26/24[1]	35,120,183	35,234,323
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.53%-5.552%, [LIBOR4+325], 3/13/25[1]	5,377,975	5,383,568
Legalzoom.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.537%, [LIBOR4+450], 11/21/24[1]	24,512,114	24,726,595
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.136%, [LIBOR4+575], 3/20/20[1]	22,327,313	22,327,313
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.636%, [LIBOR4+825], 4/17/20[1]	9,700,330	9,215,314
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.886%, [LIBOR4+350], 5/21/22[1]	24,581,991	24,612,718
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.886%, [LIBOR4+550], 9/30/22[1]	34,677,602	34,059,994
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, [LIBOR4+300], 1/29/25[1]	5,363,050	5,384,261
Savage Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.77%, [LIBOR12+450], 8/1/25[1]	56,094,545	56,655,491
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.832%-6.802%, [LIBOR4+450], 11/1/24[1]	43,794,393	43,925,882
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR6+325], 1/23/25[1]	4,467,550	4,470,365
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.343%, [LIBOR4+400], 9/12/24[1]	86,732,800	86,696,372
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.06%, [LIBOR12+375], 2/1/23[1]	25,359,820	25,409,652
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.814%, [LIBOR4+275], 3/17/25[1]	87,593,223	87,602,420
Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%, [LIBOR4+325], 5/1/25[1]	16,588,400	16,696,225

12      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
USIC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%, [LIBOR12+325], 12/8/23[1]	$7,198,567	$7,223,330

		1,348,360,557

Industrial Conglomerates—3.0%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.052%, [LIBOR12+375], 2/1/22[1]	34,790,852	34,384,843
Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.636%, [LIBOR4+425], 6/22/25[1]	21,560,963	21,507,060
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR12+275], 7/30/24[1]	14,296,910	14,346,092
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+300], 4/1/24[1]	39,809,842	39,918,324
GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+350], 2/12/25[1]	26,213,188	26,278,720
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.563%, [LIBOR12+225], 12/6/24[1]	14,047,346	14,111,051
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%, [LIBOR12+225], 5/17/24[1]	26,353,477	25,576,050
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.813%, [LIBOR12+350], 2/28/25[1]	15,313,050	15,179,061
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR12+300], 3/28/25[1]	35,994,125	34,027,226
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.802%-4.802%, [LIBOR12+250], 5/30/25[1]	40,739,203	40,602,930
Tranche F, 4.802%-4.802%, [LIBOR12+250], 6/9/23[1]	45,447,510	45,303,441
Tranche G, 4.802%-4.802%, [LIBOR4+250], 8/22/24[1]	21,114,445	21,050,785
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.552%, [LIBOR12+325], 3/8/25[1]	27,209,738	27,187,017
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.313%, [LIBOR12+400], 11/30/23[1]	61,296,918	60,760,570
Welbilt, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.782%, [LIBOR4+250], 10/23/25[1]	4,620,000	4,620,000
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.886%, [LIBOR4+350], 6/19/21[1]	12,049,825	11,748,579
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%, [LIBOR4+375], 4/30/25[1]	25,980,000	26,115,356
Zodiac Pool Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%, [LIBOR4+225], 7/2/25[1]	4,488,750	4,497,885

		467,214,990

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.233%-5.636%, [LIBOR6+325], 3/3/25[1]	40,230,661	40,029,507

		40,029,507

13      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Road & Rail—1.7%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.045%, [LIBOR12+175], 6/27/25[1]	$18,080,000	$17,732,502
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.802%, [LIBOR12+450], 5/18/23[1]	27,261,304	27,355,083
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR12+300], 2/1/24[1]	19,468,631	19,517,400
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.242%, [LIBOR12+500], 2/27/24[1]	12,803,371	12,875,454
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.302%-5.302%, [LIBOR12+300], 7/29/22[1]	15,443,217	15,448,005
Tranche B2, 5.302%-5.302%, [LIBOR12+300], 7/29/22[1]	1,701,383	1,701,911
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.563%, [LIBOR4+825], 2/23/22[1,4]	167,344,000	174,874,480

		269,504,835

Transportation Infrastructure—1.7%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.54%-4.74%, [LIBOR12+225], 4/6/24[1]	34,102,135	34,001,022
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.563%, [LIBOR4+500], 5/19/23[1]	19,310,324	19,358,599
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.53%, [LIBOR4+325], 3/20/25[1]	27,873,338	27,664,288
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.53%, [LIBOR12+325], 3/20/25[1]	245,855	244,011
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.00%, 3/20/25[2]	4,235,193	4,203,429
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.64%-5.78%, [LIBOR12+350], 11/6/24[1]	43,620,226	43,765,481
Octavius Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.781%-5.827%, 11/8/23[2]	4,965,000	4,952,588
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.302%, [LIBOR12+400], 5/22/24[1]	29,204,534	29,131,523
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+275], 10/1/25[1]	47,330,000	47,270,838
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.802%, [LIBOR12+275], 6/30/22[1]	56,159,984	56,042,890

		266,634,669

Information Technology—10.3%
Internet Software & Services—9.8%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.886%, [LIBOR4+350], 6/13/24[1]	93,247,421	92,845,991
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.53%, [LIBOR12+425], 12/15/24[1]	166,471,560	167,343,038
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.648%, [LIBOR4+425], 10/2/25[1]	71,700,000	72,036,273
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.445%, [LIBOR4+500], 6/30/21[1]	38,882,627	37,226,033

14      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.28%, [LIBOR4+300], 5/1/24[1]	$30,590,586	$30,557,090
EagleView Technology Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.78%, [LIBOR12+350], 8/14/25[1]	16,748,767	16,733,107
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.492%, [LIBOR4+525], 6/27/25[1]	22,553,475	22,774,274
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%, [LIBOR12+325], 6/1/22[1]	21,654,731	21,737,668
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.287%, [LIBOR12+225], 4/26/24[1]	17,037,120	16,964,372
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.742%, [LIBOR4+350], 12/1/23[1]	25,606,272	25,734,303
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.925%, [LIBOR12+325], 7/1/24[1]	1,850,000	1,863,292
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.136%, [LIBOR4+275], 2/1/22[1]	70,444,945	70,277,638
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR4+325], 8/5/22[1]	32,745,231	32,919,272
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.04%, [LIBOR12+575], 4/6/22[1]	22,241,180	22,417,219
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.51%, [LIBOR12+425], 1/20/24[1]	17,040,705	17,062,006
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.358%, [LIBOR12+300], 11/1/23[1]	2,248,700	2,255,199
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.891%, [LIBOR4+450], 11/29/24[1]	15,150,513	15,264,141
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.802%-4.802%, [LIBOR12+275], 6/21/24[1]	11,599,343	11,586,642
Tranche B2, 4.552%-4.552%, [LIBOR4+250], 11/19/21[1]	8,972,200	8,925,500
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.78%, [LIBOR12+250], 5/13/24[1]	9,799,412	9,774,913
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.795%, [LIBOR12+450], 9/30/24[1]	58,238,090	58,503,365
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 11/29/24[1]	33,249,246	33,158,309
Parker Private Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.17%, [LIBOR4+375], 10/10/25[1]	17,814,000	17,816,761
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%, [LIBOR12+250], 7/2/25[1]	57,810,000	57,737,737
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.843%, [LIBOR6+650], 12/8/21[1]	10,502,469	9,771,655
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.54%, [LIBOR4+325], 2/12/25[1]	8,952,563	8,963,753
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.777%, [LIBOR4+425], 5/16/25[1]	40,185,000	40,423,498
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%, [LIBOR12+325], 4/24/22[1]	67,391,527	67,097,026
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.802%, [LIBOR12+275], 6/21/24[1]	78,339,031	78,253,250

15      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Shutterfly, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.00%, [LIBOR12+275], 8/17/24[1]	$23,043,738	$23,098,466
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR12+300], 2/5/24[1]	20,569,563	20,641,042
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR12+275], 3/3/23[1]	35,738,619	35,752,557
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.636%, [LIBOR4+325], 9/30/22[1]	15,236,256	15,287,069
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.552%, [LIBOR4+250], 4/16/25[1]	31,755,615	31,634,308
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.552%, [LIBOR4+250], 4/16/25[1]	81,929,326	81,616,356
Sungard Availability Services Capital, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.274%, [LIBOR12+700], 9/30/21[1]	8,884,991	8,070,548
Sybil Software LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.886%, [LIBOR4+250], 9/29/23[1]	3,767,905	3,787,762
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.242%, [LIBOR12+300], 5/1/24[1]	80,566,546	80,727,679
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.756%, [LIBOR4+250], 9/28/24[1]	31,103,081	31,161,399
Uber Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 5.78%, 7/13/23[2]	1,994,911	1,997,724
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.576%-6.802%, [LIBOR12+450], 1/27/23[1]	87,551,472	83,733,353
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.623%, [LIBOR4+325], 7/2/25[1]	9,256,000	9,238,645
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%, [LIBOR12+250], 12/1/23[1]	44,440,953	43,906,329

		1,538,676,562

IT Services—0.5%
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+350], 1/3/25[1]	81,395,090	81,268,114

		81,268,114

Materials—8.2%
Chemicals—2.9%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.386%, [LIBOR4+300], 1/31/24[1]	36,837,115	36,900,475
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.784%, [LIBOR12+250], 5/7/25[1]	22,553,475	22,497,091
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.545%, [LIBOR4+350], 3/17/25[1]	23,140,023	23,209,443
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%, [LIBOR12+350], 7/30/21[1]	28,820,331	29,006,367
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR4+325], 11/7/24[1]	13,333,000	13,391,332

16      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Chemicals (Continued)
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.636%, [LIBOR4+225], 2/14/24[1]	$12,918,931	$12,932,366
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR4+300], 3/28/25[1]	7,154,050	7,194,292
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.302%-5.302%, [LIBOR12+300], 6/7/23[1]	13,444,031	13,477,642
Tranche B7, 4.742%-4.742%, [LIBOR4+275], 6/7/20[1]	13,504,771	13,532,524
Messer Industries USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.834%, 9/28/25[2]	18,195,000	18,222,292
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.886%, [LIBOR4+350], 2/14/24[1]	21,395,820	21,369,075
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.386%, [LIBOR4+425], 3/13/25[1]	22,538,446	22,848,349
Polar US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.186%, [LIBOR4+475], 10/15/25[1]	23,260,000	23,187,312
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.027%, [LIBOR4+250], 2/8/25[1]	8,588,923	8,591,199
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+350], 6/13/23[1]	19,313,723	19,024,017
Starfruit US Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.506%, [LIBOR12+325], 10/1/25[1]	46,785,000	46,701,489
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 9/23/24[1]	25,965,272	25,973,321
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%, [LIBOR4+300], 9/23/24[1]	59,916,500	59,935,074
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.552%, [LIBOR12+250], 7/1/24[1]	30,248,614	30,280,829

		448,274,489

Construction Materials—1.2%
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.492%-4.552%, [LIBOR12+225], 8/18/23[1]	17,315,829	17,334,790
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.175%, [LIBOR4+300], 4/12/25[1]	48,578,250	48,482,308
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%, [LIBOR12+275], 11/15/23[1]	94,544,501	94,308,139
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.53%, [LIBOR12+225], 2/8/25[1]	14,000,325	13,980,655
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%, [LIBOR12+325], 2/28/24[1]	20,611,588	20,482,765

		194,588,657

Containers & Packaging—1.7%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.802%, [LIBOR12+450], 7/31/25[1]	10,139,588	10,228,309
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.658%, [LIBOR12+325], 4/3/24[1]	79,878,414	79,528,946

17      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Containers & Packaging (Continued)
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.506%, [LIBOR4+325], 6/29/25[1]	$55,031,825	$55,179,310
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.81%, [LIBOR12+250], 10/14/24[1]	30,978,642	30,966,561
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.277%, [LIBOR4+300], 3/7/25[1]	39,575,825	39,511,514
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%, [LIBOR12+300], 2/5/23[1]	49,203,590	49,298,307

		264,712,947

Metals & Mining—2.4%
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.05%, [LIBOR4+375], 6/1/25[1]	40,648,125	34,258,850
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.326%-9.326%, [LIBOR12+725], 10/17/22[1]	267,791,261	241,403,110
Tranche B3, 9.992%-9.992%, [LIBOR12+775], 10/17/22[1]	77,114,077	69,556,897
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+375], 1/4/23[1]	3,758,563	3,793,010
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR12+275], 3/31/25[1]	17,267,394	17,259,105
TMS International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+275], 8/14/24[1]	14,559,452	14,577,651

		380,848,623

Telecommunication Services—5.4%
Diversified Telecommunication Services—5.4%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%, [LIBOR4+275], 1/31/25[1]	194,559,477	192,735,482
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR4+375], 10/2/24[1]	37,120,000	37,173,082
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.08%, [LIBOR12+300], 10/5/23[1]	58,856,326	58,034,692
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.57%, [LIBOR4+325], 5/27/24[1]	50,618,028	48,656,579
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.06%, [LIBOR12+375], 6/15/24[1]	68,659,119	66,668,005
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.841%, [LIBOR4+750], 5/4/23[1]	62,170,875	58,751,477
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.386%, [LIBOR4+400], 5/23/20[1]	40,015,899	40,115,938
Global Tel*Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.636%, [LIBOR4+775], 11/23/20[1]	18,000,000	18,067,500
GTT Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.05%, [LIBOR12+275], 5/31/25[1]	32,604,663	32,213,733
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.85%, [LIBOR4+450], 8/6/21[1]	29,937,875	28,890,049
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.85%, [LIBOR4+950], 2/4/22[1]	27,925,000	24,574,000

18      OPPENHEIMER SENIOR FLOATING RATE FUND

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.802%, [LIBOR12+350], 8/8/24[1]	$31,793,211	$31,917,363
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%, [LIBOR12+250], 2/2/24[1]	144,242,732	144,355,241
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 6.29%, [LIBOR12+400], 3/29/21[1]	66,299,213	62,392,200

		844,545,341

Utilities—2.3%
Electric Utilities—2.3%
Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR4+375], 8/1/25[1]	34,640,000	34,902,225
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.802%, [LIBOR12+250], 1/15/25[1]	13,492,030	13,492,098
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.89%-4.89%, [LIBOR4+250], 1/15/24[1]	31,329,738	31,262,849
Tranche B7, 4.84%-4.84%, [LIBOR4+275], 5/31/23[1]	6,292,257	6,281,654
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%, [LIBOR12+350], 12/20/24[1]	18,626,171	18,779,836
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.64%, [LIBOR4+325], 6/28/23[1]	34,529,636	34,532,743
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.32%, [LIBOR4+300], 11/28/24[1]	4,594,576	4,640,522
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.524%, [LIBOR12+425], 5/2/25[1]	43,919,450	44,139,047
Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.56%, [LIBOR12+425], 6/2/25[1]	22,543,500	22,750,111
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.992%-5.992%, [LIBOR12+375], 1/30/24[1]	34,205,318	33,796,052
Tranche C, 5.992%-5.992%, [LIBOR12+375], 1/30/24[1]	1,837,496	1,815,510
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.386%, [LIBOR4+700], 10/18/22[1]	9,202,200	8,880,123
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.386%, [LIBOR4+400], 11/9/20[1]	53,145,968	47,465,993
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.302%-6.302%, [LIBOR12+400], 7/15/23[1]	52,444,374	52,649,169
Tranche B2, 6.302%-6.302%, [LIBOR12+400], 4/15/24[1]	12,790,708	12,840,655

		368,228,587

Total Corporate Loans (Cost $15,113,296,967)		14,842,689,461

Corporate Bonds and Notes—1.2%
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[7]	3,590,000	3,365,625
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[3,4]	1,803,397	—
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[7]	37,580,000	37,720,925
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[7]	83,005,000	74,081,962
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	38,465,000	36,349,425

19      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Corporate Bonds and Notes (Continued)
Windstream Services LLC/Windstream Finance Corp., 8.625% Sr. Sec. Nts., 10/31/25	$33,000,000	$31,020,000

Total Corporate Bonds and Notes (Cost $190,621,345)		182,537,937

	Shares
Common Stocks—2.6%
Arch Coal, Inc., Cl. A5	2,961,034	283,963,161
Ascent Resources - Marcellus LLC, Cl. A8	5,777,075	18,535,745
Avaya Holdings Corp.[8]	2,770,393	45,489,853
Everyware Global, Inc.[5,8]	1,397,654	2,096,481
Gymboree Corp. (The)[5,8]	635,688	3,615,475
Gymboree Holding Corp.[5,8]	1,798,615	10,229,623
Harvey Gulf International Marine LLC[8]	116,269	6,278,526
J.G. Wentworth Co., Cl. A5,8	2,991,606	29,168,158
Larchmont Resources LLC[4,5,8]	8,017	2,204,755
Mach Gen LLC[4,8]	313,469	862,040
Media General, Inc.[4,8,10]	6,554,344	353,935
Millennium Corporate Claim Litigation Trust[4,5,8]	70,485	—
Millennium Lender Claim Litigation Trust[4,5,8]	140,969	—
New Millennium Holdco, Inc.[5,8]	1,431,369	164,607
Quicksilver Resources, Inc.[4,5,8]	145,955,000	—
Sabine Oil[4,8]	17,596	791,820
Templar Energy, Cl. A4,5,8	1,799,429	1,799,429

Total Common Stocks (Cost $501,125,055)		405,553,608

	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[4,8]	1,495,722	44,872
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[4,8]	55,793	348,706
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[4,8]	9,937	52,169

Total Rights, Warrants and Certificates (Cost $6,003,383)		445,747

	Shares
Investment Company—5.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.12%[5,9] (Cost $899,489,448)	899,489,448	899,489,448
Total Investments, at Value (Cost $16,710,536,198)	104.1%	16,330,716,201
Net Other Assets (Liabilities)	(4.1)	(647,540,788)

Net Assets	100.0%	$15,683,175,413

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

20      OPPENHEIMER SENIOR FLOATING RATE FUND

Footnotes to Statement of Investments (Continued)

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares / Principal July 31, 2018	Gross Additions	Gross Reductions	Shares / Principal October 31, 2018
Corporate Loan
Energy Equipment & Services
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.321% [LIBOR4+900], 8/7/20	7,049,908	208,564	—	7,258,472
Common Stock
Arch Coal, Inc., Cl. A	2,961,034	—	—	2,961,034
Everyware Global, Inc.	1,397,654	—	—	1,397,654
Gymboree Corp. (The)	635,688	—	—	635,688
Gymboree Holding Corp.	1,798,615	—	—	1,798,615
J.G. Wentworth Co., Cl. A	2,944,486	47,120	—	2,991,606
Larchmont Resources LLC	8,017	—	—	8,017
Millennium Corporate Claim Litigation Trust	70,485	—	—	70,485
Millennium Lender Claim Litigation Trust	140,969	—	—	140,969
New Millennium Holdco, Inc.	1,431,369	—	—	1,431,369
Quicksilver Resources, Inc.	145,955,000	—	—	145,955,000
Templar Energy, Cl. A	1,799,429	—	—	1,799,429
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	875,570,340	1,086,417,597	1,062,498,489	899,489,448

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Corporate Loan
Energy Equipment & Services
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.321% [LIBOR4+900], 8/7/20	$7,149,595	$—	$—	$11,504
Common Stock
Arch Coal, Inc., Cl. A	283,963,161	1,184,414	—	187,647,414
Everyware Global, Inc.	2,096,481	—	—	(31,144,651)
Gymboree Corp. (The)	3,615,475	—	—	(4,339,401)
Gymboree Holding Corp.	10,229,623	—	—	(34,134,147)
J.G. Wentworth Co., Cl. A	29,168,158	—	—	(15,561,507)
Larchmont Resources LLC	2,204,755	—	—	(501,080)
Millennium Corporate Claim Litigation Trust	—	—	—	(705)
Millennium Lender Claim Litigation Trust	—	—	—	(1,410)
New Millennium Holdco, Inc.	164,607	—	—	(25,820,158)
Quicksilver Resources, Inc.	—	—	—	(83,260,829)

21      OPPENHEIMER SENIOR FLOATING RATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Templar Energy, Cl. A	$1,799,429	$—	$—	$(54,349,527)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	899,489,448	3,838,913	—	—

Total	$1,239,880,732	$5,023,327	$—	$(61,454,497)

a. No longer an affiliate at period end.

b. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

6. Interest or dividend is paid-in-kind, when applicable.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $115,168,512 or 0.73% of the Fund’s net assets at period end.

8. Non-income producing security.

9. Rate shown is the 7-day yield at period end.

10. Security received as the result of issuer reorganization.

Glossary:
Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR52	London Interbank Offered Rate-Weekly
PRIME4	United States Prime Rate-Quarterly

22      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

23      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

24      OPPENHEIMER SENIOR FLOATING RATE FUND

2. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$14,538,541,959	$304,147,502	$14,842,689,461
Corporate Bonds and Notes	—	182,537,937	—	182,537,937
Common Stocks	329,453,014	70,088,615	6,011,979	405,553,608
Rights, Warrants and Certificates	—	—	445,747	445,747
Investment Company	899,489,448	—	—	899,489,448

Total Assets	$1,228,942,462	$14,791,168,511	$310,605,228	$16,330,716,201

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table Investments, at Value:
Common Stocks	$14,314	$–	$–	$(14,314)

25      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Rights, Warrants and Certificates	$–	$(44,872)	44,872	–

Total Assets	$14,314	$(44,872)	$44,872	$(14,314)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate senior loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate senior loans. Senior loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The senior loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior loans generally are not listed on any national securities exchange or automated quotation system and no active

26      OPPENHEIMER SENIOR FLOATING RATE FUND

3. Investments and Risks (Continued)

trading market exists for some senior loans. As a result, some senior loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

When investing in senior loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $14,842,689,461, representing 94.6% of the Fund’s net assets were comprised of senior loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or

27      OPPENHEIMER SENIOR FLOATING RATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

Cost	$408,087,923
Market Value	$322,536,388
Market Value as % of Net Assets	2.06%

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

28      OPPENHEIMER SENIOR FLOATING RATE FUND

5. Borrowings and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $7,734,497 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $7,708,470 and have been included as Corporate Loans in the Statement of Investments. The following commitments are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments. The unrealized appreciation/depreciation on these commitments is recorded as an asset/liability on the Statement of Assets and Liabilities in the annual and semiannual reports.

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

29      OPPENHEIMER SENIOR FLOATING RATE FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/21/2018